Segment Information - Schedule of Earnings (Loss) from Continuing Operations before Income Taxes by Segment (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Segment Reporting, Revenue Reconciling Item [Line Items]
Income (loss) before income taxes	$ 40.5	$ (2.9)	$ (214.7)	$ (58.8)	$ (104.3)	$ (271.0)	$ (407.1)
Interest expense, net	(30.1)	(78.7)	(99.1)	(156.4)
Operating Segments
Segment Reporting, Revenue Reconciling Item [Line Items]
Income (loss) before income taxes	159.9	164.0	250.8	292.0	$ 568.6	$ 467.4	$ 351.4
Operating Segments | Americas
Segment Reporting, Revenue Reconciling Item [Line Items]
Income (loss) before income taxes	95.5	101.1	157.0	188.1
Operating Segments | Asia Pacific
Segment Reporting, Revenue Reconciling Item [Line Items]
Income (loss) before income taxes	44.5	46.2	58.1	66.6
Operating Segments | Europe, Middle East, & Africa
Segment Reporting, Revenue Reconciling Item [Line Items]
Income (loss) before income taxes	19.9	16.7	35.7	37.3
Corporate
Segment Reporting, Revenue Reconciling Item [Line Items]
Income (loss) before income taxes	(89.3)	(88.2)	(366.4)	(194.4)
Segment Reconciling Items
Segment Reporting, Revenue Reconciling Item [Line Items]
Interest expense, net	$ (30.1)	$ (78.7)	$ (99.1)	$ (156.4)